Fair Value Measurements (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements
Schedule of composition and fair value hierarchy of financial liabilities

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Non-marketable equity securities	$—	$—	$15,000,000	$15,000,000
Total	$—	$—	$15,000,000	$15,000,000
Liabilities:
Warrant liability	$—	$—	$1,567,673	$1,567,673
Embedded derivative liability	$—	$—	$29,052,000	$29,052,000
Total	$—	$—	$30,619,673	$30,619,673

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

	2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

	2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$57,984	$57,984
Embedded derivative liability	$—	$—	$1,052,000	$1,052,000
Total	$—	$—	$1,109,984	$1,109,984

Schedule of weighted-average assumptions used in valuing the warrant liability

	As of	As of
	March 31,	December 31,
	2026	2025
Risk-free interest rate	3.4%	3.4%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	0.6	2.0

	2025	2024
Risk-free interest rate	3.4%	4.0%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.5

Schedule of roll forward of warrant liability

Warrant
Liability
Balance at December 31, 2025	$51,673
Warrants granted in connection with issuance of Convertible Promissory Notes	1,516,000
Balance at March 31, 2026	$1,567,673

Warrant
Liability
Balance at December 31, 2023	$784,724
Change in fair value	(726,740)

Balance at December 31, 2024	57,984
Change in fair value	(6,311)

Balance at December 31, 2025	$51,673